Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Assets Indicates Fair Value Hierarchy of Valuation Inputs Utilized Values

The following table presents information about the Company’s financial assets that have been measured at fair value at December 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation inputs used to determine such fair value. Cash and cash equivalents at December 31, 2012 included money market funds as noted below.

	2012
	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market fund investments	$30,536,996	$30,536,996	$—	$—
Available for sale securities:
Federal agency bonds	8,089,536	8,089,536	—	—
Corporate commercial paper	3,997,480	3,997,480	—	—
Corporate bonds	1,006,635	1,006,635	—	—

Total available for sale securities	$13,093,651	$13,093,651	$—	$—

Liabilities:
Contingent Liability	$19,836,000	$—	$—	$19,836,000

	2011
	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Contingent Liability	$18,739,000	$—	$—	$18,739,000

Fair Value Measurements Using Significant Unobservable Inputs

Additional information for the Company’s recurring fair value measurements using significant unobservable inputs (Level 3 inputs) was follows:

Balance at December 31, 2010	$14,618,000
Contingent consideration expense	4,121,000
Transfers in and/or out of Level 3	—

Balance at December 31, 2011	$18,739,000
Contingent consideration expense	1,097,000
Transfers in and/or out of Level 3	—

Balance at December 31, 2012	$19,836,000